Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Indebtedness for 2025
The Federal Revenue Law applicable to PEMEX as of January 1, 2025, published in the Official Gazette of the Federation on December 19, 2024, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 143,403,700 and an external net debt up to U.S.$5,512,700. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
B.    Recent financing activities
During the period from January 1 to April 11, 2025, PEMEX participated in the following financing activities:
•On January 9, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.7,500,000, bearing interest at a floating rate linked to 28-day TIIE, maturing in March 2025.

•On January 10, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$21,000, bearing interest at a floating rate linked to 30-day SOFR plus a margin 375 basis points, maturing in May 2025.

•On January 13, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,700,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 310 basis points, maturing in July 2025.

•On January 22, 2025, Petróleos Mexicanos issued U.S.$400,000, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due March 2026 and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On January 24, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.5,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in April 2025.

•On February 7, 2025, Petróleos Mexicanos issued U.S.$1,487,457, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due May 2026 and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On February 7, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in August 2025.

•On February 7, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in July 2025.

•On February 10, 2025, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 350 basis points, maturing in February 2027. The credit agreement is fully drawn.

•On February 21, 2025, Petróleos Mexicanos drew U.S.$1,000,000, from a credit facility bearing interest at a floating rate linked to 90-day compounded SOFR plus a margin of 350 basis points, maturing in June 2026.

•On February 24, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in September 2025.

•On February 26, 2025, Petróleos Mexicanos entered into a Ps.1,000,000, promissory note bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.

•On March 11, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in October 2025.

•On March 14, 2025, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 500 basis points, maturing in March 2027. The credit agreement is fully available.
•On March 25, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in November 2025.

•On March 26, 2025, Petróleos Mexicanos entered into a Ps.5,972,676, credit facility in two tranches: the first one of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 375 basis points, maturing in March 2026, and the second of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 200 basis points, maturing in March 2026.

•On March 28, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE, maturing in June 2025.

•On March 31, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.7,500,000, bearing interest at a floating rate linked to 28-day TIIE, maturing in June 2025.
As of December 31, 2024, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. From January 1 to April 11, 2025, PMI Trading obtained U.S.$200,000 from its revolving credit line and repaid U.S.$200,000. As of April 11, 2025, the outstanding amount under this revolving credit line was U.S.$206,314. The available amount under this revolving credit lines was U.S.$ 23,685 as of April 11, 2025.
As of April 11, 2025, PEMEX had U.S.$5,902,000 and Ps. 20,500,000 in available credit lines in order to provide liquidity, of which U.S.$614,000 and Ps.5,500,000 are available.
C.    Exchange rates and crude oil prices
As of April 18, 2025, the Mexican peso-U.S. dollar exchange rate was Ps. 20.0213 per U.S. dollar, which represents a 1.2% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2024, which was Ps. 20.2683 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimate gain of Ps. 20,757,627 in PEMEX’s foreign exchange gains as of April 18, 2025.
As of April 18, 2025, the weighted average price of the crude oil exported by PEMEX was U.S.$59.34 per barrel. This represents a price increase of approximately 11.0% as compared to the average price as of December 31, 2024, which was U.S.$66.70 per barrel.
D.    Contributions from the Mexican Government
During the period from January 1 to April 11, 2025, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
Total	Ps.	80,002,573
E. New legal framework of Petróleos Mexicanos
Energy Reform Decree

On October 31, 2024, amendments to Articles 25, 27 and 28 of the Mexican Constitution were signed into law by President Claudia Sheinbaum Pardo and published in the Official Gazette of the Federation as the Energy Reform Decree. The Energy Reform Decree took effect on November 1, 2024 and transformed the legal regime of Petróleos Mexicanos from a productive state-owned company to a public state-owned company of the Mexican Government.

The Energy Reform Decree reaffirmed the Mexican nation’s ownership of the hydrocarbons located Mexico’s subsoil and included transitional articles setting forth the general framework and timeline for its implementation through the Secondary Legislation.

Secondary Legislation

On March 12, 2025, the Mexican Congress approved the Secondary Legislation, which was subsequently signed into law by President Claudia Sheinbaum Pardo and published in the Official Gazette of the Federation on March 18, 2025. The Secondary Legislation took effect on March 19, 2025, and includes six new laws, the following of which are most relevant to PEMEX’s operations:

•Ley de la Empresa Pública del Estado, Petróleos Mexicanos (2025 Petróleos Mexicanos Law);
•Ley del Sector Hidrocarburos (Hydrocarbons Sector Law)
•Ley de la Comisión Nacional de Energía (Law of the National Energy Commission)

The Secondary Legislation also includes amendments to the following laws:

•Ley del Fondo Mexicano del Petróleo para la Estabilización y el Desarrollo (Law of the Mexican Petroleum Fund for Stabilization and Development);
•Ley de Ingresos sobre Hidrocarburos (Hydrocarbons Revenue Law); and
•Ley Orgánica de la Administración Pública Federal (Organic Law of the Federal Public Administration)

New Legal Regime

The Secondary Legislation modifies PEMEX’s legal regime and contains important changes to the framework governing Mexico’s energy regulators. Below are the key features of the Energy Reform Decree and the Secondary Legislation that relate to PEMEX’s corporate structure and the hydrocarbons sector in Mexico.

2025 Petróleos Mexicanos Law

The 2025 Petróleos Mexicanos Law repeals and replaces the Ley de Petróleos Mexicanos (2014 Petróleos Mexicanos Law) that had been in effect since October 2014. The 2025 Petróleos Mexicanos Law regulates PEMEX’s organization, management, operation, monitoring, evaluation and accountability. Key changes include:

•Legal Nature and Corporate Purpose: Pursuant to the Energy Reform Decree and the 2025 Petróleos Mexicanos Law, PEMEX has been transformed from a productive state-owned company to a public state-owned company. PEMEX remains wholly owned by the Mexican Government and retain the purpose of conducting activities related to the exploration, extraction, import, export and transformation of hydrocarbons—including the storage, commercialization, transportation, distribution and sale of hydrocarbons and their derivatives—to preserve Mexico’s energy sovereignty, security, sustainability, self-sufficiency. However, PEMEX’s purpose has been expanded to include the development of activities related to energy sources other those derived from hydrocarbons, which will facilitate PEMEX’s participation in other sectors of the Mexican energy industry, including biofuels, renewable energy and lithium.
•Special Regime: PEMEX is now categorized under the Ministry of Energy, with technical, operational, and managerial autonomy, with a mission oriented toward the public and social interest. It retains the special regime provided for in the 2014 Petróleos Mexicanos Law, which governed PEMEX’s activities relating to its subsidiaries, associates, compensation, assets, administrative liabilities, budget, debt levels and sustainability. Further, PEMEX’s activities are recognized as non-monopolistic.

•Corporate Governance: PEMEX’s Board of Directors has been reduced from ten to eight members and will be composed of: (i) the Secretary of Energy, (ii) the Secretary of Finance and Public Credit, (iii) the Secretary of the Environment and Natural Resources, (iv) the Secretary of Science, Humanities, Technology and Innovation, (v) the Chief Executive Officer of the CFE and (vi) three independent board members. The requirements for independent board members remain unchanged and candidates must be nominated by the President of Mexico and ratified by a two-thirds majority in the Mexican Senate.

•Corporate Reorganization: The 2025 Petróleos Mexicanos Law dissolved Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics effective as of March 19, 2025. All of the assets, liabilities, rights and obligations of the subsidiary entities were assumed by, and transferred to PEMEX, which became their successor as a matter of Mexican law. PEMEX’s Chief Executive Officer must present a new corporate structure and organizational statute for approval by PEMEX’s Board of Directors within thirty (30) days following installment of the new board. The approved organizational statute must be published in the Official Gazette of the Federation once approved.

•Contractual Regime: Pursuant to the 2025 Petróleos Mexicanos Law, PEMEX may enter into Mixed Development Agreements with third parties to carry out hydrocarbon exploration and extraction activities, in accordance with the guidelines approved by its Board of Directors and only within the areas assigned for such purposes by the Ministry of Energy, pursuant to the provisions of the Hydrocarbons Sector Law.

Hydrocarbons Sector Law and the Law of the National Energy Commission

The Hydrocarbons Sector Law repealed and replaced the Ley de Hidrocarburos (Hydrocarbons Law) that had been in effect since October 2014. The Hydrocarbons Sector Law establishes the legal framework for the exploration and production of oil and gas through assignments and contracts. Key changes include:

•Priority for Petróleos Mexicanos: The Hydrocarbons Sector Law prioritizes PEMEX’s participation in the domestic hydrocarbon sector and introduces new mechanisms for private sector involvement in upstream activities through Mixed Development Agreements and limited contract models. For midstream and downstream activities, including oil refining and natural gas processing, the law repeals PEMEX’s open access obligations in transportation, storage, and distribution infrastructure and eliminates asymmetric regulation and first-hand sale rules.

•Ministry of Energy as Energy Regulator: Effective March 19, 2025, the Ministry of Energy is responsible for the regulation and planning of the hydrocarbons and electricity sectors in Mexico. The National Hydrocarbons Commission has been extinguished and part of its duties and powers have been assumed by the Ministry of Energy, which now acts as counterpart in exploration and extraction contracts.

•New National Energy Commission: Effective March 19, 2025, the independent Energy Regulatory Commission was extinguished and replaced with the new National Energy Commission, a deconcentrated regulatory entity sectorized to the Ministry of Energy. The National Energy Commission assumed certain of the powers and duties of the Energy Regulatory Commission and, in certain downstream activities, maters previously under the purview of the National Hydrocarbons Commission.

New Fiscal Regime
On December 19, 2024, 2025 Federal Revenue Law was published in the Official Gazette of the Federation. The 2025 Federal Revenue Law introduces changes to the fiscal regime applicable to Petróleos Mexicanos aimed at simplifying its fiscal framework and reducing the number of taxes and duties to which it is subject. As of January 1, 2025, the Mexican Government has consolidated the Derecho de Utilidad Compartida (Profit-Sharing Duty), the Derecho de Extracción de Hidrocarburos (Hydrocarbon Extraction Duty) and the Derecho de Exploración de Hidrocarburos (Hydrocarbon Exploration Duty) into a single obligation, requiring only provisional and annual payments by Petróleos Mexicanos under the newly created Derecho Petrolero para el Bienestar (Welfare Oil Duty), which is set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas. Additionally, Petróleos Mexicanos is no longer subject to income taxes. As a result, on March 18, 2025, the Hydrocarbons Revenue Law was amended to incorporate the Welfare Oil Duty.

Hydrocarbons Revenue Law

The Hydrocarbons Revenue Law aims at simplifying Petróleos Mexicanos fiscal regime, strengthening its role as a Public State company and assuring its operations are financially sustainable to contribute to the development of the country.

The Hydrocarbons Revenue Law incorporates the Welfare Oil Duty as a single tax rate on the gross revenues of the assignee or contractor, adjusted by the fiscal region and the prices of crude oil and non-associated gas, replacing for all of the extractive industry the three duties it was subject to in the past Derecho de Utilidad Compartida (Profit-Sharing Duty), the Derecho de Extracción de Hidrocarburos (Hydrocarbon Extraction Duty) and the Derecho de Exploración de Hidrocarburos (Hydrocarbon Exploration Duty).

This fiscal regime aims for a predictable and transparent amount of duty to be paid by Petróleos Mexicanos by simplifying its computation to the price and production of the hydrocarbons.

F. Legal Proceedings

On March 7, 2025, Pemex Logística and PMI SP, filed their Response to the Request for Arbitration, submitted by Monterra Energy, S. de R.L. de C.V. identified with the number CCI 29125/PDP, stems from and alleged breach of contract, regarding various conditions precedent, including capital contributions and the purchase and sale of shares to acquire a Hydrocarbon Storage Terminal in Tuxpan Veracruz, for an amount of Ps.6,010,259. The deadline granted by the Court Secretariat for the nominated Co-Arbitrators to appoint the president of the arbitral tribunal on or before March 26, 2025, is currently running. As of the date of these financial statements, the final resolution of this process is pending.

G. Approval of Financial Statements

The accompanying consolidated financial statements were authorized for issuance in PEMEX’s annual report in Form 20-F by Mr. Víctor Rodríguez Padilla, Chief Executive Officer, Mr. Juan Carlos Carpio Fragoso, Chief Financial Officer, Mrs. Elizabeth González Garduño, Deputy Director of Budgeting and Accounting and Mr. Óscar René Orozco Piliado, Associate Managing Director of Accounting on April 28, 2025, hereby updated subsequent events, to be filed with the United States Securities and Exchange Commission.